Income Taxes - Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Federal					$ 0	$ 0	$ 0
State					250	1,116	1,105
Foreign					5,999	4,771	9,625
Deferred
Federal					5,502	7,733	7,976
State					(831)	98	(524)
Foreign					(5,879)	(1,511)	(5,425)
Change in valuation allowance					2,231	(483)	418
Income tax expense	$ 5,625	$ 845	$ 9,757	$ 5,909	$ 7,272	$ 11,724	$ 13,175
Effective tax rate	36.30%	13.90%	65.10%	31.50%